Cover	Nov. 25, 2022
Cover [Abstract]
Entity Registrant Name	JACKSAM CORPORATION
Entity Central Index Key	0000860543
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 25, 2022
Entity Ex Transition Period	false
Entity File Number	033-33263
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-3566284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Newport Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92660
City Area Code	800
Local Phone Number	605-3580
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	JKSM
Entity Address Address Line 1	4440 Von Karman Avenue
Entity Address Address Line 2	Suite 220